UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07838)

American Select Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Item 1. Schedule of Investments.

Schedule of Investments     |    May 31, 2011 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 74.0%
Commercial Loans — 52.8%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15 ß	12/22/04	$4,939,362	$4,939,362	$4,939,362
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 ß	10/31/06	3,788,010	3,788,010	3,618,209
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 ß	7/27/06	6,895,716	6,895,716	6,895,716
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶ ¿	9/7/06	500,000	500,207	23,967
George Gee Hummer, Liberty Lake, WA, 6.20%, 1/1/14 ß ¶	6/30/05	2,125,000	2,125,000	1,938,438
George Gee Pontiac I, Liberty Lake, WA, 6.23%, 1/1/14 ß ¶	6/30/05	4,675,000	4,675,000	4,267,415
George Gee Pontiac II, Liberty Lake, WA, 6.20%, 1/1/14 ß ¶	9/14/06	750,000	750,000	684,154
George Gee Porsche, Liberty Lake, WA, 6.20%, 1/1/14 ß ¶	9/14/06	2,500,000	2,500,000	2,280,515
Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13 ß	2/23/06	9,204,035	9,204,035	9,192,097
Highland Park II, Scottsdale, AZ, 11.88%, 4/1/13	2/23/06	1,183,784	1,183,784	1,005,031
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 ¶ ¿ §	7/18/07	3,520,000	3,520,000	2,266,880
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶ ¿ §	7/18/07	440,000	440,000	178,017
Landmark Bank Center, Euless, TX, 5.85%, 5/1/12 ¶	7/1/04	3,239,740	3,239,740	3,239,740
Landmark Bank Center II, Euless, TX, 6.88%, 5/1/12 ¶	6/12/08	1,157,576	1,157,576	1,091,256
Landmark Bank Center III, Euless, TX, 8.88%, 9/1/15	6/8/10	1,381,998	1,381,998	1,372,490
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 ß ¶	5/23/07	2,175,000	2,175,000	2,240,250
Northrop Grumman Campus I, Colorado Springs, CO, 5.68%, 12/1/18 ß ¶ r	11/15/05	5,700,000	5,700,000	5,700,000
Northrop Grumman Campus II, Colorado Springs, CO, 6.38%, 12/1/14	11/15/05	453,848	453,848	411,500
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 ß	10/12/07	7,806,202	7,806,202	5,190,016
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 ß	6/28/07	4,906,097	4,906,097	5,151,402
Town Square #6, Olympia, WA, 7.40%, 9/1/12 ß	8/2/02	3,468,133	3,468,133	3,537,495
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 ß	12/20/01	2,229,168	2,229,168	2,251,459
			73,038,876	67,475,409
Multifamily Loans — 21.2%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 ß	8/11/03	4,169,872	4,169,872	4,378,365
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	288,242	288,242	302,655
Highland House Apartments, Dallas, TX, 6.65%, 10/1/13 ß	9/10/07	2,681,687	2,681,687	2,681,687
Keystone Crossings, Springdale, AZ, 8.15%, 7/5/16 ¶ R S	6/27/07	4,875,000	4,875,000	3,925,672
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ¿ §	10/1/07	5,400,000	5,409,659	3,477,600
Revere Apartments, Revere, MA, 6.28%, 3/1/12 ß	3/8/07	1,610,485	1,610,485	1,396,490
RP Urban Partners Lot 12, Oxnard, CA, 6.90%, 3/1/12 ¶ ¿	2/23/05	2,500,000	2,500,000	2,188,017
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12 ¶ ¿	3/1/10	2,500,000	2,500,000	2,188,017
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 ß	6/5/03	6,472,481	6,472,481	6,601,931
			30,507,426	27,140,434

Total Whole Loans			103,546,302	94,615,843

Corporate Notes ¥ ¶ — 13.2%
Fixed Rate — 13.2%
Sarofim Northwest, 7.00%, 1/1/12	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 8.75%, 12/31/14	12/28/00	5,000,000	5,000,000	5,150,000
Stratus Properties VII, 8.75%, 12/31/12	6/1/07	3,500,000	3,500,000	3,535,000

Total Corporate Notes			16,681,250	16,866,250
U.S. Government Agency Mortgage-Backed Securities a — 8.8%
Fixed Rate — 8.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		733,987	746,139	796,170
7.50%, 12/1/29, #C00896		145,842	143,769	169,869
5.00%, 5/1/39, #G05430		1,776,221	1,821,082	1,892,265
Federal National Mortgage Association,
5.00%, 11/1/17, #657356		314,273	315,156	339,382

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments	May 31, 2011 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶
6.50%, 6/1/29, #252497	$474,764	$472,342	$538,969
7.50%, 5/1/30, #535289	42,873	41,773	50,153
8.00%, 5/1/30, #538266	14,245	14,107	16,713
5.00%, 11/1/33, #725027	2,289,790	2,338,270	2,453,273
5.00%, 7/1/39, #935588	2,115,602	2,158,383	2,255,409
4.50%, 3/1/40, #932669	2,602,296	2,627,451	2,707,582

Total U.S. Government Agency Mortgage-Backed Securities		10,678,472	11,219,785

Commercial Mortgage-Backed Securities — 17.8%
Other — 17.8%
Banc of America Commercial Mortgage,
5.00%, 7/10/45, Series 2005-4, Class A5B r a	6,400,000	4,186,255	6,650,651
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 r	2,100,000	1,549,272	2,341,661
5.74%, 9/11/42, Series 2007-T28, Class A4 ß	1,456,221	1,041,417	1,634,958
5.69%, 6/11/50, Series 2007-PWR17, Class A4	3,315,000	2,967,860	3,660,130
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44, Series 2007-CD5, Class A4 r	2,000,000	1,851,400	2,219,759
GS Mortgage Securities Corporation II,
5.56%, 11/10/39, Series 2006-GG8, Class A4 ß	3,600,000	2,554,111	3,931,262
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 r	2,000,000	1,416,370	2,262,086

Total Commercial Mortgage-Backed Securities		15,566,685	22,700,507

Preferred Stocks — 26.0%
Real Estate Investment Trusts — 26.0%
BRE Properties, Series C	117,550	2,583,959	2,982,831
BRE Properties, Series D	28,600	675,354	715,000
Developers Diversified Realty, Series H	23,820	488,310	602,944
Developers Diversified Realty, Series I	3,830	79,856	96,554
Duke Realty, Series L	17,270	330,202	420,162
Duke Realty, Series M	47,640	952,800	1,199,932
Duke Realty, Series O	40,000	944,000	1,097,200
Equity Residential Properties, Series K	18,000	991,800	984,938
Equity Residential Properties, Series N ß	49,500	950,925	1,241,410
Kimco Realty, Series G ß	136,000	3,386,944	3,629,840
ProLogis Trust, Series F	5,000	105,000	122,895
ProLogis Trust, Series G	7,400	155,400	182,188
ProLogis Trust, Series L	114,820	2,167,595	2,759,274
ProLogis Trust, Series M	18,700	460,785	461,890
ProLogis Trust, Series O	10,228	255,700	256,979
PS Business Parks, Series H ß	23,820	476,400	602,170
PS Business Parks, Series I ß	8,400	165,228	211,336
PS Business Parks, Series M ß	23,820	490,692	601,455
PS Business Parks, Series P ß	7,400	141,858	186,157
Public Storage, Series E ß	38,300	914,900	973,586
Public Storage, Series I	7,616	165,648	193,970
Public Storage, Series K ß	15,700	341,475	403,294
Public Storage, Series Q	16,000	402,880	406,240
Realty Income, Series D ß	60,000	1,521,000	1,552,500
Realty Income, Series E ß	78,820	1,895,012	1,990,205
Regency Centers, Series C	23,820	514,988	599,311
Regency Centers, Series E	46,170	1,032,215	1,122,393
UDR, Series G	95,000	2,308,000	2,377,973
Vornado Realty Trust, Series H	68,000	1,547,000	1,696,600

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments	May 31, 2011 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶
Weingarten Realty Investors, Series E	130,000	$3,201,900	$3,281,200
Weingarten Realty Investors, Series D	9,000	207,000	225,450

Total Preferred Stocks		29,854,826	33,177,877

Total Unaffiliated Investments		176,327,535	178,580,262

Short-Term Investment — 1.3%
First American Prime Obligations Fund, Class Z, 0.04% W	1,630,685	1,630,685	1,630,685

Total Investments ▲ — 141.1%		$177,958,220	$180,210,947

Other Assets and Liabilities, Net — (41.1)%			(52,469,959)

Total Net Assets — 100.0%			$127,740,988

¶	The fund’s investments in whole loans (multifamily and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the fund’s net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments	May 31, 2011 (unaudited)

American Select Portfolio (SLA)

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of May 31, 2011, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2011, the total fair value of these securities was $111,482,093 or 87.3% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2011. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2011, securities valued at $86,287,588 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$31,900,000	5.00%	$141,778
5,000,000	5.00%	22,222

$36,900,000		$164,000

*	Interest rate as of May 31, 2011. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:

Commercial Loans

12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15, $4,939,362 par

ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,788,010 par

Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,169,872 par

Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $6,895,716 par

George Gee Hummer, Liberty Lake, WA, 6.20%, 1/1/14, $2,125,000 par

George Gee Pontiac I, Liberty Lake, WA, 6.23%, 1/1/14, $4,675,000 par

George Gee Porsche, Liberty Lake, WA, 6.20%, 1/1/14, $2,500,000 par

Highland House Apartments, Dallas, TX, 6.65%, 10/1/13, $2,681,687 par

Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13, $9,204,035 par

Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par

Northrop Grumman Campus I, Colorado Springs, CO, 5.68%, 12/1/18, $5,700,000 par

Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,610,485 par

RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $7,806,202 par

Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,472,481 par

Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $4,906,097 par

Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,468,133 par

Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,229,168 par

Commercial Mortgage-Backed Securities

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42, $1,456,221 par

GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39, $3,600,000 par

Preferred Stocks

Equity Residential Properties, Series N, 49,500 shares

Kimco Realty, Series G, 78,200 shares

PS Business Parks, Series H, 23,820 shares

PS Business Parks, Series I, 8,400 shares

PS Business Parks, Series M, 23,820 shares

PS Business Parks, Series P, 7,400 shares

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments	May 31, 2011 (unaudited)

American Select Portfolio (SLA)

Public Storage, Series E, 38,300 shares

Public Storage, Series K, 15,700 shares

Realty Income, Series D, 60,000 shares

Realty Income, Series E, 23,820 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans, commercial mortgage-backed securities, and preferred stocks in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2011.
¿	Loan is currently in default with regards to scheduled interest and/or principal payments.
§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.
r	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2011.
R	Participating Loan - A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.
S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.
a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2011, securities valued at $17,870,436 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$10,561,507	5/11/11	0.25%	6/10/11	$1,540	(1)
5,524,000	5/12/11	1.20%	6/13/11	3,677	(2)

$16,085,507				$5,217

*	Interest rate as of May 31, 2011. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $733,987 par

Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $145,842 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,776,221 par

Federal National Mortgage Association, 5.00%, 11/1/17, $314,273 par

Federal National Mortgage Association, 6.50%, 6/1/29, $474,764 par

Federal National Mortgage Association, 7.50%, 5/1/30, $42,873 par

Federal National Mortgage Association, 8.00%, 5/1/30, $14,245 par

Federal National Mortgage Association, 5.00%, 11/1/33, $2,289,790 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,115,602 par

Federal National Mortgage Association, 4.50%, 3/1/40, $2,602,296 par

(2)	JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

W	Investment in affiliated security. This money market fund is advised by USBAM, which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2011.
▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $177,958,220. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,944,612
Gross unrealized depreciation	(9,691,885)
Net unrealized appreciation	$2,252,727

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Schedule of Investments	May 31, 2011 (unaudited)

American Select Portfolio (SLA)

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$94,615,843	$94,615,843
Corporate Notes	—	—	16,866,250	16,866,250
U.S. Government Agency Mortgage-Backed Securities	—	11,219,785	—	11,219,785
Commercial Mortgage-Backed Securities	—	22,700,507	—	22,700,507
Preferred Stocks	33,177,877	—	—	33,177,877
Short-Term Investment	1,630,685	—	—	1,630,685

Total Investments	$34,808,562	$33,920,292	$111,482,093	$180,210,947

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2010	$99,618,855	$16,936,250	$116,555,105
Realized gain (loss)	(1)	—	(1)
Net change in unrealized appreciation or depreciation	1,560,062	(70,000)	1,490,062
Net purchases (sales)	(6,563,073)	—	(6,563,073)

Balance as of May 31, 2011	$94,615,843	$16,866,250	$111,482,093

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2011	$1,537,002	$(70,000)	$1,467,002

During the period ended May 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

FIRST AMERICAN MORTGAGE FUNDS	2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 25, 2011